Leases - Operating leases (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025 JPY (¥) building	Jun. 30, 2024 JPY (¥) building
Leases
Number of leased salons | building	241	238
Number of leased salons subleased | building	74	86
Operating lease costs:
Fixed lease cost	¥ 429,733	¥ 455,243
Variable lease cost	16,609	19,927
Short-term cost	17,928	11,598
Total	¥ 464,270	¥ 486,768